Right-of-Use Assets and Lease Liabilities (Details) - Schedule of consolidated statement of financial position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Consolidated Statement Of Financial Position Abstract
Current	$ 263,207	$ 28,316
Non-current	105,540	9,837
Total	$ 368,747	$ 38,153